Financial Instruments - Summary of Outstanding Forward Foreign Exchange Contracts (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Foreign Exchange Forward [Member]
€ in Millions, £ in Millions, Kč in Millions, Ft in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CZK (Kč)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 CAD ($)	Mar. 31, 2024 MXN ($)	Mar. 31, 2024 HUF (Ft)	Mar. 31, 2024 NZD ($)
GBP
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount	£ 0.5	$ 0.6
Derivative, Average Forward Exchange Rate	0.79	0.79	0.79	0.79	0.79	0.79	0.79	0.79
CZK
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 7.7	Kč 180.0
Derivative, Average Forward Exchange Rate	23.29	23.29	23.29	23.29	23.29	23.29	23.29	23.29
EUR
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 0.5		€ 0.6
Derivative, Average Forward Exchange Rate	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
CAD
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 15.9			$ 21.4
Derivative, Average Forward Exchange Rate	1.34	1.34	1.34	1.34	1.34	1.34	1.34	1.34
PLN
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 3.0
Derivative, Average Forward Exchange Rate	18.95	18.95	18.95	18.95	18.95	18.95	18.95	18.95
MXN
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount						$ 56.7
HUF
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 4.0					Ft 1,450.0
Derivative, Average Forward Exchange Rate	360.17	360.17	360.17	360.17	360.17	360.17	360.17	360.17
NZD
Disclosure In Tabular Form Of Foreign Exchange Forward Contracts [Line Items]
Derivative Liability, Notional Amount		$ 45.3						$ 73.9
Derivative, Average Forward Exchange Rate	1.64	1.64	1.64	1.64	1.64	1.64	1.64	1.64